Other expense	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Other expense

Note 7	Other expense

FOR THE YEAR ENDED DECEMBER 31	NOTE		2019	2018
Impairment of assets	14,	16	(102)	(200)
Equity losses from investments in associates and joint ventures		17
Losses on investments			(53)	(20)
Operations			(19)	(15)
Early debt redemption costs		22	(18)	(20)
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets			(9)	11
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans			138	(80)
Gains (losses) on investments			13	(34)
Other			37	10
Total other expense			(13)	(348)

Impairment of assets
2019
Impairment charges in 2019 included $85 million allocated to indefinite-life intangible assets, and $8 million allocated primarily to property, plant and equipment. These impairment charges relate to broadcast licences and certain assets for various radio markets within our Bell Media segment. The impairment charges were a result of continued advertising demand and ratings pressures in the industry resulting from audience declines, as well as competitive pressure from streaming services. The charges were determined by comparing the carrying value of the CGUs to their fair value less cost of disposal. We estimated the fair value of the CGUs using both discounted cash flows and market-based valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of January 1, 2020 to December 31, 2024, using a discount rate of 7.5% and a perpetuity growth rate of nil as well as market multiple data from public companies and market transactions. The carrying value of these CGUs was $464 million at December 31, 2019.

2018
Impairment charges in 2018 included $145 million allocated to indefinite-life intangible assets, and $14 million allocated to finite-life intangible assets. These impairment charges primarily relate to our French TV channels within our Bell Media segment. These impairments were the result of revenue and profitability declines from lower audience levels and subscriber erosion. The charges were determined by comparing the carrying value of the CGUs to their fair value less costs of disposal. We estimated the fair value of the CGUs using both discounted cash flows and market-based valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of January 1, 2019 to December 31, 2023, using a discount rate of 8.0% to 8.5% and a perpetuity growth rate of nil, as well as market multiple data from public companies and market transactions. The carrying value of these CGUs was $515 million at December 31, 2018. In the previous year’s impairment analysis, the company’s French Pay and French Specialty TV channels were tested for recoverability separately. In 2018, the CGUs were grouped to form one French CGU which reflects the evolution of the cash flows from our content strategies as well as the CRTC beginning to regulate Canadian broadcasters under a group licence approach based on language.
Additionally, in 2018, we recorded an indefinite-life intangible asset impairment charge of $31 million within our Bell Media segment as a result of a strategic decision to retire a brand.

Equity losses from investments in associates and joint ventures
We recorded a loss on investment of $53 million and $20 million in 2019 and 2018, respectively, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in one of BCE’s joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.

Gains (losses) on investments
In 2019 we recorded gains of $13 million which included a gain on an obligation to repurchase at fair value the minority interest in one of our subsidiaries.
In 2018, we recorded losses of $34 million which included a loss on an obligation to repurchase at fair value the minority interest in one of our subsidiaries.